Consolidated Statements of Stockholders' Deficit - USD ($)	Total	Shares Capital [Member]	Contributed Surplus Member	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2022		696,013,029
Balance, amount at Dec. 31, 2022	$ (10,963,919)	$ 51,470,944	$ 37,297,127	$ (221,860)	$ (99,510,130)
Sale of common shares (and warrants) in private placements, shares		65,130,000
Sale of common shares (and warrants) in private placements, amount	651,300	$ 651,300	0	0	0
Issuance of common shares for services, shares		11,155,000
Issuance of common shares for services, amount	111,550	$ 111,550	0	0	0
Stock based compensation	2,983,619	$ 0	2,983,618	0	0
Conversion of notes payable and accrued interest for common stock, shares		1,140,839,400
Conversion of notes payable and accrued interest for common stock, amount	11,408,424	$ 11,408,424	0	0	0
Net loss for the year ended December 30, 2023	(4,326,294)	0	0	0	(4,326,294)
Balance, amount at Dec. 31, 2023	(135,320)	$ 63,642,218	40,280,745	(221,860)	(103,836,424)
Balance shares at Dec. 31, 2023		1,913,137,429
Sale of common shares (and warrants) in private placements, shares		54,985,000
Sale of common shares (and warrants) in private placements, amount	542,850	$ 542,850	0	0	0
Issuance of common shares for services, shares		1,200,000
Issuance of common shares for services, amount	12,000	$ 12,000	0	0	0
Stock based compensation	1,341,898	0	1,341,898	0	0
Net loss for the year ended December 30, 2023	(2,086,303)
Net loss for the year ended December 31, 2024	(2,086,303)	0	0	0	(2,086,303)
Balance, amount at Dec. 31, 2024	$ (324,875)	$ 64,197,068	$ 41,622,643	$ (221,860)	$ (105,922,726)
Balance shares at Dec. 31, 2024		1,969,322,429